UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITES EXCHANGE ACT OF 1934

Check to appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period May 30, 2013 to June 30, 2013

Date of Report (Date of earliest event reported) July 31, 2013

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001542260

CFC FUNDING LLC

Jeffrey Butcher; 949-333-7413

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CFC FUNDING LLC (Securitizer)

Date: July 31, 2013

/s/ Jeffrey Butcher (Signature)

Jeffrey Butcher, Chief Financial Officer